Shareholders' (deficit) / equity and mezzanine equity - Summary of Shares Repurchased under the Authorized Program (Detail) - Share repurchase program [Member] - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased		0	0	3,463,832
Average price per share		$ 0	$ 0	$ 12.17
Total cost of repurchases	[1]	$ 0	$ 0	$ 42,167

[1]	Amount excludes transaction costs.